CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
NOTE 5. CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, bank checking account balances, time deposits and mutual funds. These are short-term highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.
The
investment objective of time deposits is to maximize the amounts of cash surpluses in the short-term. These instruments are permitted under Arauco’s Investment Policy which allows investing in fixed income securities. These instruments have a maturity of less than three months from the date of acquisition.
Arauco invests in local and international mutual funds in order to maximize the returns of cash surpluses denominated in Chilean Pesos or in foreign currencies such as U.S. Dollars or Euros. These instruments are permitted under Arauco’s Investment Policy.
As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

Components of Cash and Cash Equivalents	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Cash on hand	91	99
Bank checking account balances	528,985	357,354
Time deposits	251,956	507,519
Mutual funds	230,068	199,742
Total	1,011,100	1,064,714
The risk classification of the Company’s mutual funds as of December 31, 2021 and 2020 is shown below.

	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
AAAfm	134,314	137,534
No classification	95,754	62,208
Total Mutual Funds	230,068	199,742

Changes in Financial Liabilities

	12-31-2021
	Borrowings from banks ThU.S.$	Hedging liabilities ThU.S.$	Bonds and promissory notes ThU.S.$	Other financial liabilities, Total ThU.S.$
Opening balance January 1	1,274,260	39,660	4,707,944	6,021,864
(+) Borrowings obtained	167,962	—	—	167,962
(-) Borrowings paid	(405,567)	(25,316)	(165,607)	(596,490)
(-) Commissions paid	(2,328)	—	—	(2,328)
(-) Interest paid	(18,084)	(30,034)	(204,465)	(252,583)
(+) Accrued interest	16,961	29,032	200,843	246,836
(+/-) Inflation adjustment	(45,891)	—	(120,785)	(166,676)
(+/-) Changes in fair value	—	283,261	—	283,261
(+/-) Other non-cash movements	4,643	(287)	8,103	12,459
Closing balance	991,956	296,316	4,426,033	5,714,305

	12-31-2020
	Borrowings from banks ThU.S.$	Hedging liabilities ThU.S.$	Bonds and promissory notes ThU.S.$	Other financial liabilities, Total ThU.S.$
Opening balance January 1	947,022	134,275	4,831,743	5,913,040
(+) Borrowings obtained	412,077	—	—	412,077
(-) Borrowings paid	(257,551)	(37,127)	(225,796)	(520,474)
(-) Commissions paid	(9,113)	—	—	(9,113)
(-) Interest paid	(29,515)	(32,189)	(194,512)	(256,216)
(+) Accrued interest	26,174	33,613	204,678	264,465
(+/-) Inflation adjustment	51,510	—	83,809	135,319
(+/-) Changes in fair value	—	(58,898)	—	(58,898)
(+/-) Other non-cash movements	133,656	(14)	8,022	141,664
Closing balance	1,274,260	39,660	4,707,944	6,021,864

	Lease liabilities
	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Opening balance January 1	211,755	271,025
(-) Borrowings paid	(67,895)	(75,233)
(-) Interest paid	(7,811)	(9,428)
(+) Accrued interest	8,363	10,021
(+/-) Inflation adjustment	(13,540)	4,394
(+) Increase due to new leases liabilities	35,186	16,760
(+/-) Other movements	(2,754)	(5,784)
Closing balance	163,304	211,755
In the consolidated financial statements for the year ended December 31, 2021, that were issued in Chile for local regulatory purposes, Arauco inappropriately classified the cash flow arising from changes in ownership interests in a subsidiary in the amount of ThU.S.$ 52,782 as an investing activity instead of financing activity. Arauco has revised its consolidated statement of cash flows for the year ended December 31, 2021 to correct the classification of this amount as a financing activity. This revision does not impact the Company’s previously reported net change in cash and cash equivalents as of December 31, 2021 and does not impact the Company’s consolidated statement of financial position or consolidated statement of profit or loss as of and for the year ended December 31, 2021.